Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 82,460
Other financial liabilities	28,836
Financial liabilities	111,296
Trade payables	24,609	$ 29,264
Other current liabilities	19,127	8,497
Total Financial liabilities	155,032	$ 85,368
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	6,696
Other financial liabilities	78
Financial liabilities	6,774
Trade payables	24,609
Other current liabilities	19,127
Total Financial liabilities	50,510
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	30,706
Other financial liabilities	24,698
Financial liabilities	55,404
Total Financial liabilities	54,404
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	45,058
Other financial liabilities	4,061
Financial liabilities	49,118
Total Financial liabilities	$ 49,118